Investments in Associates and Joint Ventures - Roll forward (Details) $ in Thousands, $ in Millions		3 Months Ended		12 Months Ended
	Jan. 01, 2020 MXN ($)	Mar. 31, 2020 MXN ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of Associate and Joint Ventures [Line Items]
At January 1	$ 9,762,432	$ 9,762,432		$ 22,813,531	$ 9,762,432
Impairment loss in investment in shares of UHI					(5,455,356)
Reverse impairment losses				4,161,704
Share of (loss) or income of associates and joint ventures, net				(489,827)	(284,312)
Other Comprehensive Income (loss)				245,714	(61,033)
Foreign currency translation adjustments				505,183	1,360,735
Disposition of OCEN				(503,872)
Dividends from PDS				(10,000)
Investment in Flayacross				43,855
Other				51,098	68,511
At December 31				26,704,235	22,813,531
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Disclosure of Associate and Joint Ventures [Line Items]
At January 1				514,731
Long-term loans granted to GTAC, net				131,604	132,926
Payment of principal and interest				(244,755)	(246,046)
At December 31				614,147	514,731
UH II
Disclosure of Associate and Joint Ventures [Line Items]
Impairment loss in investment in shares of UHI		$ (5,455,356)	$ (228.6)		(5,455,356)
Exercise of warrants for UHI shares					17,387,699
OCEN and subsidiaries
Disclosure of Associate and Joint Ventures [Line Items]
At January 1				556,251
Additional share of income of OCEN	$ 147,975			$ 147,975	147,975
At December 31					$ 556,251